UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: May 31
Date of reporting period: August 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL
GOVERNMENT MONEY MARKET FUND

FORM N-Q
AUGUST 31, 2010

Notes to Schedule of Investments (unaudited)

Investment in Government Portfolio, at value $11,203,470,498

1. Organization and Significant Accounting Policies

Western Asset Institutional Government Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Government Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust that has the same objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (89.6% at August 31, 2010) in the net assets of the Portfolio.

The Fund has adopted Statement of Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

GOVERNMENT PORTFOLIO
Schedule of investments (unaudited)	August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 100.7%

U.S. Government Agencies — 70.7%

Federal Farm Credit Bank (FFCB), Discount Notes	0.230%	9/28/10	$75,000,000	$74,987,063	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.250%	10/19/10	40,000,000	39,986,667	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.250%	10/22/10	40,000,000	39,985,833	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.260%	11/1/10	90,000,000	89,960,350	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.210%	11/10/10	50,000,000	49,979,583	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.260%	11/15/10	25,000,000	24,986,458	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.220%	2/3/11	25,000,000	24,976,319	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.220 - 0.250%	2/4/11	50,000,000	49,949,083	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.260%	2/17/11	25,000,000	24,969,486	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.260%	2/18/11	50,000,000	49,938,611	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.250%	3/1/11	150,000,000	149,811,459	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.271%	4/26/11	75,000,000	74,866,688	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.291%	4/29/11	25,000,000	24,951,667	(a)
Federal Farm Credit Bank (FFCB), Notes	0.840%	9/17/10	97,000,000	96,976,237	(b)
Federal Farm Credit Bank (FFCB), Notes	0.240%	11/15/10	75,000,000	75,000,000	(b)
Federal Farm Credit Bank (FFCB), Notes	0.515%	12/23/10	50,000,000	50,000,000	(b)
Federal Farm Credit Bank (FFCB), Notes	0.506%	1/20/11	50,000,000	50,000,000	(b)
Federal Farm Credit Bank (FFCB), Notes	0.270%	2/7/11	100,000,000	99,999,997	(b)
Federal Farm Credit Bank (FFCB), Notes	0.250%	3/23/11	99,750,000	99,750,000	(b)
Federal Farm Credit Bank (FFCB), Notes	0.260%	4/27/11	100,000,000	99,966,914	(b)
Federal Farm Credit Bank (FFCB), Notes	0.280%	5/3/11	136,000,000	135,972,224	(b)
Federal Farm Credit Bank (FFCB), Notes	0.190%	5/17/11	50,000,000	49,992,814	(b)
Federal Farm Credit Bank (FFCB), Notes	0.230%	5/25/11	50,000,000	49,955,738	(b)
Federal Farm Credit Bank (FFCB), Notes	0.200%	6/21/11	50,000,000	49,939,065	(b)
Federal Farm Credit Bank (FFCB), Notes	0.240%	7/12/11	125,000,000	124,967,334	(b)
Federal Farm Credit Bank (FFCB), Notes	0.191%	7/15/11	99,095,000	99,056,141	(b)
Federal Farm Credit Bank (FFCB), Notes	0.500%	7/27/11	25,000,000	25,000,000	(b)
Federal Farm Credit Bank (FFCB), Notes	0.310%	7/28/11	100,000,000	99,972,488	(b)
Federal Farm Credit Bank (FFCB), Notes	0.316%	9/15/11	149,000,000	149,019,893	(b)
Federal Farm Credit Bank (FFCB), Notes	0.320%	9/23/11	100,000,000	100,000,000	(b)
Federal Farm Credit Bank (FFCB), Notes	0.279%	9/30/11	25,000,000	24,993,543	(b)
Federal Farm Credit Bank (FFCB), Notes	0.230%	11/4/11	155,000,000	154,876,417	(b)
Federal Farm Credit Bank (FFCB), Notes	0.205%	11/23/11	83,525,000	83,484,101	(b)
Federal Farm Credit Bank (FFCB), Notes	0.500%	5/2/12	118,550,000	118,645,530	(b)
Federal Farm Credit Bank (FFCB), Notes	0.300%	9/4/12	20,000,000	19,955,384	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.180%	9/29/10	100,000,000	99,986,000	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.200%	10/1/10	100,000,000	99,983,334	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.200%	10/25/10	150,000,000	149,955,000	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.200%	10/27/10	200,000,000	199,937,777	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.300%	11/8/10	100,000,000	99,943,333	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.300%	12/1/10	20,000,000	19,984,833	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.250%	12/15/10	206,000,000	205,849,792	(a)
Federal Home Loan Bank (FHLB), Notes	5.125%	9/29/10	201,770,000	202,519,954
Federal Home Loan Bank (FHLB), Notes	0.421%	10/29/10	150,000,000	149,997,442	(b)
Federal Home Loan Bank (FHLB), Notes	0.280%	11/8/10	79,560,000	79,556,049
Federal Home Loan Bank (FHLB), Notes	0.300%	11/24/10	50,000,000	49,996,804
Federal Home Loan Bank (FHLB), Notes	0.280%	11/26/10	100,000,000	99,991,709
Federal Home Loan Bank (FHLB), Notes	3.000%	12/10/10	24,110,000	24,292,583
Federal Home Loan Bank (FHLB), Notes	3.625%	12/17/10	188,235,000	190,105,459
Federal Home Loan Bank (FHLB), Notes	0.260%	1/12/11	76,000,000	75,995,583
Federal Home Loan Bank (FHLB), Notes	0.220%	5/26/11	125,000,000	124,879,422	(b)
Federal Home Loan Bank (FHLB), Notes	0.250%	6/7/11	104,500,000	104,483,850	(b)
Federal Home Loan Bank (FHLB), Notes	0.250%	6/21/11	50,000,000	49,991,888	(b)
Federal Home Loan Bank (FHLB), Notes	0.171%	7/20/11	100,000,000	99,973,066	(b)
Federal Home Loan Bank (FHLB), Notes	0.232%	9/26/11	70,000,000	69,939,521	(b)
Federal Home Loan Bank (FHLB), Notes	0.315%	2/21/12	100,000,000	99,992,579	(b)

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO
Schedule of investments (unaudited) (continued)	August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

U.S. Government Agencies — continued
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.230%	9/1/10	$148,700,000	$148,700,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.260%	9/7/10	50,000,000	49,997,833	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.280%	9/20/10	89,339,000	89,325,798	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.180%	9/27/10	41,100,000	41,094,657	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.280%	10/4/10	20,000,000	19,994,867	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.170%	10/5/10	80,000,000	79,987,156	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.285%	10/26/10	92,047,000	92,006,921	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.300%	11/17/10	25,520,000	25,503,625	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.180%	11/22/10	50,000,000	49,979,500	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190%	12/2/10	100,000,000	99,951,444	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.260%	12/7/10	45,000,000	44,968,475	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.260 - 0.341%	12/15/10	190,574,000	190,407,781	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.250%	12/20/10	170,000,000	169,870,138	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.250%	12/27/10	75,000,000	74,939,063	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.250%	4/26/11	50,000,000	49,917,708	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.508%	9/24/10	50,000,000	50,002,488	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	4.500%	12/16/10	49,975,000	50,593,442
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.593%	4/1/11	50,000,000	50,032,899	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.581%	4/7/11	28,430,000	28,445,746	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.355%	5/4/11	163,184,000	163,140,842	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.315%	5/5/11	306,126,000	306,204,122	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.227%	9/19/11	100,000,000	100,000,000	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.250 - 0.265%	9/8/10	111,000,000	110,994,426	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.265%	9/15/10	75,000,000	74,992,271	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.250%	9/20/10	200,000,000	199,973,611	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.250%	9/21/10	150,000,000	149,979,167	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.290%	9/22/10	30,000,000	29,994,925	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.260%	9/23/10	100,000,000	99,984,111	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.295%	9/29/10	121,378,000	121,350,150	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.250%	10/1/10	150,000,000	149,968,750	(a)

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO
Schedule of investments (unaudited) (continued)	August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

U.S. Government Agencies — continued
Federal National Mortgage Association (FNMA), Discount Notes	0.280%	10/13/10	$50,000,000	$49,983,667	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.200%	10/18/10	150,000,000	149,960,833	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.280%	10/20/10	150,000,000	149,942,834	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.280%	10/27/10	57,000,000	56,975,173	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.300%	12/1/10	40,000,000	39,969,667	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.260%	12/8/10	200,000,000	199,858,445	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.250%	12/15/10	98,889,000	98,816,893	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.250%	12/20/10	25,354,000	25,334,632	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.250%	12/22/10	75,000,000	74,941,667	(a)
Federal National Mortgage Association (FNMA), Notes	0.227%	9/19/11	160,000,000	159,975,175	(b)
Federal National Mortgage Association (FNMA), Notes	0.285%	8/23/12	50,000,000	49,969,974	(b)

Total U.S. Government Agencies				8,842,259,941

U.S. Treasury Bills — 3.9%

U.S. Treasury Bills	0.190%	9/2/10	100,000,000	99,999,472	(a)
U.S. Treasury Bills	0.165%	9/16/10	150,000,000	149,989,687	(a)
U.S. Treasury Bills	0.240%	9/23/10	59,350,000	59,341,295	(a)
U.S. Treasury Bills	0.220%	11/26/10	75,000,000	74,960,584	(a)
U.S. Treasury Bills	0.185%	2/24/11	100,000,000	99,909,555	(a)

Total U.S. Treasury Bills				484,200,593

U.S. Treasury Notes — 3.0%

U.S. Treasury Notes	3.875%	9/15/10	125,000,000	125,171,772
U.S. Treasury Notes	2.000%	9/30/10	250,000,000	250,355,195

Total U.S. Treasury Notes				375,526,967

Repurchase Agreements — 23.1%

Bank of America N.A., tri-party repurchase agreement dated 8/31/10; Proceeds at maturity - $500,003,333; (Fully collateralized by various U.S. government obligations, 0.625% to 4.750% due 4/15/13 to 8/15/40; Market value - $510,000,088)	0.240%	9/1/10	500,000,000	500,000,000
Barclays Capital Inc., tri-party repurchase agreement dated 8/31/10; Proceeds at maturity - $855,005,700; (Fully collateralized by various U.S. government obligations, 0.750% to 3.375% due 11/30/11 to 11/15/19; Market value - $872,100,043)	0.240%	9/1/10	855,000,000	855,000,000
Deutsche Bank Securities Inc., tri-party repurchase agreement dated 8/31/10; Proceeds at maturity - $530,028,534; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.125% due 9/3/10 to 2/9/40; Market value - $540,626,249)	0.240%	9/1/10	530,025,000	530,025,000
Morgan Stanley Inc., tri-party repurchase agreement dated 8/31/10; Proceeds at maturity - $1,000,006,389; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.000% due 10/18/10 to 4/16/37 and International Bank for Reconstruction and Development, 0.000% due 8/16/19; Market value - $1,020,000,380)	0.230%	9/1/10	1,000,000,000	1,000,000,000

Total Repurchase Agreements				2,885,025,000

TOTAL INVESTMENTS — 100.7% (Cost — $12,587,012,501#)				12,587,012,501
Liabilities in Excess of Other Assets — (0.7)%				(89,021,117)

TOTAL NET ASSETS — 100.0%				$12,497,991,384

(a)	Rate shown represents yield-to-maturity.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2010.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments

1. Organization and Significant Accounting Policies

Government Portfolio (the “Portfolio”) is a no-load, diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At August 31, 2010, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the issuance date of the financial statements.

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	-	$12,587,012,501	-	$12,587,012,501

   †See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Notes to Schedule of Investments - continued

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended August 31, 2010, the Portfolio did not invest in derivative securities and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	October 25, 2010

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date:	October 25, 2010